General Money Market Funds

General Money Market Fund

General Treasury Prime Money Market Fund

General Municipal Money Market Fund

Investing in high quality, short-term securities for current income, safety of principal and liquidity

PROSPECTUS April 1, 2001


As revised, December 19, 2001


CLASS X SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Treasury Prime
Money Market Fund                                                         4

General Municipal
Money Market Fund                                                         6

Management                                                                8

Financial Highlights                                                      9

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         11

Distributions and Taxes                                                  14

Services for Fund Investors                                              15

Instructions for Regular Accounts                                        16

Instructions for IRAs                                                    17

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  buy only high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

                                                            The Funds


General Money Market Fund
------------------

Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

 * securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

 * certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

 *   repurchase agreements

 *   asset-backed securities

 * domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

 * dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

 *   interest rates could rise sharply, causing the fund's share price to drop

 * any of the fund's holdings could have its credit rating downgraded or could default

 * the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

 * the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest




PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in Class X. The bar chart shows the fund's Class X total return for its first full calendar year of performance. Sales loads are not reflected in the chart; if they were, the return shown would have been lower. The table shows the fund's average annual total return over time. These returns include applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                        5.57
91      92      93      94      95      96      97      98      99      00


BEST QUARTER:                    Q3 '00                          +1.47%

WORST QUARTER:                   Q1 '00                          +1.23%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 3.08%.


--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                 Since
                                                               inception
                                            1 Year              (6/1/99)
--------------------------------------------------------------------------------


Maximum CDSC imposed                       1.57%                  2.68%

Without CDSC                               5.57%                  5.14%


For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class X in the table below.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum contingent deferred
sales charge (CDSC)                                                     4.00%

AS A % OF THE PURCHASE OR SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.25%

Shareholder services fee                                                0.25%

Other expenses                                                          0.11%
--------------------------------------------------------------------------------

TOTAL                                                                   1.11%
--------------------------------------------------------------------------------

Expense example

                                               1 Year              3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

WITH REDEMPTION                                $513                $653                 $812                $1,175

WITHOUT REDEMPTION                             $113                $353                 $612                $1,175

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.11% to 1.05%. The undertaking was voluntary.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class X shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                                      General Money Market Fund










General Treasury Prime Money Market Fund
-------------------

Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.







PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in Class X. The bar chart shows the fund's performance for its first full calendar year of operations. Sales loads are not reflected in the chart; if they were, the return shown would have been lower. The table shows the fund's average annual total return over time. These returns include applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                         5.00
91      92      93      94      95      96      97       98      99      00

BEST QUARTER:                    Q3 '00                          +1.31%

WORST QUARTER:                   Q1 '00                          +1.09%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 2.52%.


--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                  Since
                                                                inception
                                            1 Year              (12/1/99)
--------------------------------------------------------------------------------


Maximum CDSC imposed                       1.00%                  1.27%

Without CDSC                               5.00%                  4.93%


For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class X in the table below.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum contingent deferred
sales charge (CDSC)                                                     4.00%

AS A % OF THE PURCHASE OR SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.25%

Shareholder services fee                                                0.25%

Other expenses                                                         20.18%
--------------------------------------------------------------------------------

TOTAL                                                                  21.18%
--------------------------------------------------------------------------------

Expense example

                                               1 Year              3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

WITH REDEMPTION                                $2,347              $5,246               $7,253              $8,043

WITHOUT REDEMPTION                             $1,947              $4,946               $7,053              $8,043

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 21.18% to 1.05%. This undertaking was voluntary.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class X shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                        General Treasury Prime Money Market Fund




General Municipal Money Market Fund
------------------

Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically of two types:

 * GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

 * REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

 *   interest rates could rise sharply, causing the fund's share price to drop

 * any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.


Although the fund's objective is to generate income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.




PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in Class X. The bar chart shows the fund's Class X total return for its first full calendar year of performance. Sales loads are not reflected in the chart; if they were, the return shown would have been lower. The table shows the fund's average annual total return over time. These returns include applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                          3.16
91      92      93       94      95      96      97       98      99      00

BEST QUARTER:                    Q4 '00                          +0.83%

WORST QUARTER:                   Q1 '00                          +0.66%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 1.62%.


--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                 Since
                                                                inception
                                            1 Year              (6/1/99)
--------------------------------------------------------------------------------


Maximum CDSC imposed                       -0.84%                 0.43%

Without CDSC                               3.16%                  2.92%


For the fund's current yield, call toll-free:
1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class X in the table below.
--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum contingent deferred
sales charge (CDSC)                                                     4.00%

AS A % OF THE PURCHASE OR SALE PRICE, WHICHEVER IS LESS
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.25%

Shareholder services fee                                                0.25%

Other expenses                                                          0.12%
--------------------------------------------------------------------------------

TOTAL                                                                   1.12%
--------------------------------------------------------------------------------

Expense example

                                               1 Year              3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

WITH REDEMPTION                                $514                $656                 $817                $1,073

WITHOUT REDEMPTION                             $114                $356                 $617                $1,073

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.12% to 1.05%. This undertaking was voluntary.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class X shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                             General Municipal Money Market Fund



MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $181 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $547 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The funds, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class X shares of each fund for the periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                           YEAR ENDED NOVEMBER 30,

GENERAL MONEY MARKET FUND                                                                  2000           1999(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                       1.00             1.00

Investment operations:

    Investment income -- net                                                               .054             .021

Distributions:

    Dividends from investment income -- net                                               (.054)           (.021)

 Net asset value, end of period                                                            1.00             1.00

 Total return (%)                                                                          5.49             4.33(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                1.05             1.05(2)

Ratio of net investment income to average net assets (%)                                   5.43             4.01(2)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                    .06              .25(2)

--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                       478              554

(1)  FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(2)  ANNUALIZED.

                                                                                       YEAR ENDED
GENERAL TREASURY PRIME                                                                 NOVEMBER 30,
MONEY MARKET FUND                                                                         2000(1)
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                     1.00

Investment operations:  Investment income -- net                                         .048

Distributions: Dividends from investment income -- net                                  (.048)

Net asset value, end of period                                                           1.00

Total return (%)                                                                         4.94
---------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                              1.05

Ratio of net investment income to average net assets (%)                                 4.55

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                 20.13
---------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                       1

(1)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

                                                            Financial Highlights




FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              YEAR ENDED NOVEMBER 30,

GENERAL MUNICIPAL MONEY MARKET FUND                                                         2000             1999(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                        1.00             1.00

Investment operations:

    Investment income -- net                                                                .031             .012

Distributions:

    Dividends from investment income -- net                                                (.031)           (.012)

 Net asset value, end of period                                                             1.00             1.00

 Total return (%)                                                                           3.12             2.43(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                 1.05             1.05(2)

Ratio of net investment income to average net assets (%)                                    3.19             2.22(2)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     .07              .18(2)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                        283                1

(1)  FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(2)  ANNUALIZED.



Your Investment

ACCOUNT POLICIES


GENERAL FUNDS ARE DESIGNED PRIMARILY FOR PEOPLE who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein.


YOU MAY BUY CLASS X SHARES ONLY IF you establish an Auto-Exchange Account pursuant to which the Class X shares purchased will be exchanged for Class B shares of up to five Dreyfus Premier funds within two years of your initial purchase of Class X shares. Subsequent purchases of Class X shares of a fund must be exchanged for Class B shares within two years of your initial purchase.

CLASS X SHARES AND CLASS B SHARES of the Dreyfus Premier funds are subject to a contingent deferred sales charge (CDSC), which is assessed only if you sell your shares within six years of purchase. Under certain circumstances, you may not have to pay a CDSC when you sell shares. Consult your financial representative or the Statement of Additional Information (SAI) to see if a CDSC waiver may apply to you. The following table sets forth the rates of the CDSC for Class X shares and Class B shares of the Dreyfus Premier funds for which Class X may be automatically exchanged.
--------------------------------------------------------------------------------

Sales charges

CDSC -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A of the
                                    selected Dreyfus Premier fund

CLASS X SHARES ALSO CARRY an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets. The Class B shares of the Dreyfus Premier funds you receive in exchange for your fund Class X shares will convert to Class A shares of the Dreyfus Premier funds approximately six years after the date you purchased the exchanged Class X shares. Upon conversion to Class A shares, Class B shares of the Dreyfus Premier funds will not be subject to a CDSC. Class A shares of the Dreyfus Premier funds are not subject to a Rule 12b-1 fee. Class A shares of the Dreyfus Premier funds are subject to an annual shareholder services fee of 0.25% paid to the distributor for providing shareholder services.

You should invest in Class X shares of a fund only as part of a long-term investment in the Dreyfus Family of Funds. If you are seeking only to invest in a money market fund and do not expect to exchange fund shares for Class B shares of a Dreyfus Premier fund, you should consider more suitable investments, including another class of the fund's shares or other money market funds offered by Dreyfus. Consult your financial representative for more details.

                                                            Your Investment


ACCOUNT POLICIES (CONTINUED)

Buying shares


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., for General Money Market Fund and General Treasury Prime Money Market Fund and three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m., for General Municipal Money Market Fund, on days the New York Stock Exchange or the fund's transfer agent is open for regular business. The fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.


IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12:00 noon for the taxable money market funds or by 4:00 p.m. for the municipal money market fund, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon for the taxable money market funds or after 4:00 p.m. for the municipal money market fund, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 3:
00 p.m. for General Treasury Prime Money Market Fund, by 5:00 p.m. for General Money Market Fund, or by 2:00 p.m. for the municipal money market fund, and Federal Funds are received by 6:00 p.m. for the taxable money market funds or by 4:00 p.m. for the municipal money market fund, the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made after 5:00 p.m., but by 8:00 p.m. for General Treasury Prime Money Market Fund, after 5:00 p.m., but by 8:00 p.m. for General Money Market Fund, or after 2:00 p.m., but by 8:00 p.m. for the municipal money market fund, and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

Because the municipal money market fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified plans.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $2,500             $100

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.



Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold.

BEFORE SELLING SHARES RECENTLY PURCHASED, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

 * amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

 *   requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


--------------------------------------------------------------------------------
Limitations on selling shares by phone

Proceeds
sent by                 Minimum                 Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM              $250,000 PER DAY

WIRE                    $1,000                  $500,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

 * refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 * refuse any purchase or exchange request in excess of 1% of the fund's total assets

 * change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 *   change its minimum investment amounts

 * delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


                                                                 Your Investment



DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. You may choose to receive your dividends and distributions in cash or automatically reinvest them in shares of one of your Dreyfus Premier funds through Dreyfus Dividend Sweep (not available for IRAs). There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to most investors as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

The municipal money market fund anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by a fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.




SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASE fund shares may impose different restrictions on the services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Exchange privilege

YOU CAN EXCHANGE CLASS X SHARES worth $500 or more (no minimum for retirement accounts) from one fund into Class B shares of a Dreyfus Premier fund. Class B shares of a Dreyfus Premier fund may not be exchanged for Class X shares of a fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

TO INVEST IN CLASS X SHARES OF A FUND, you will be required to participate in the Dreyfus Auto-Exchange privilege. As a participant, you will have to establish the time and amount of your automatic exchanges such that all of the Class X shares purchased will have been exchanged for Class B shares of a Dreyfus Premier fund within two years of your initial purchase. You can change the time or amount of your automatic exchanges by contacting your financial representative.

CDSC under Exchange and Auto-Exchange privileges

SHARES WILL BE EXCHANGED PURSUANT TO the Exchange privilege or Auto-Exchange privilege at the then-current NAV. No CDSC will be imposed at the time of the exchange; however, shares acquired through an exchange will be subject to the higher CDSC applicable to the exchanged or acquired shares. For purposes of computing any applicable CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the exchange.

Reinvestment privilege

UPON WRITTEN REQUEST YOU CAN reinvest up to the number of Class X shares you sold within 45 days of selling them at the current share price. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Dreyfus Dividend Sweep

YOU CAN AUTOMATICALLY REINVEST YOUR DIVIDENDS and distributions from the fund into one or more of the Dreyfus Premier funds you have selected (not available for IRAs). You can set up this service with your application, or by calling your financial representative or 1-800-645-6561.

24-hour automated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                                                                 Your Investment

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund


   P.O. Box 9268
   Boston, MA 02205-8502


   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund


P.O. Box 9268
Boston, MA 02205-8502


Attn: Institutional Processing


           By Telephone

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * General Money Market Fund
     DDA# 8900051957

   * General Treasury Prime
     Money Market Fund
     DDA# 8900403349

   * General Municipal Money Market Fund
     DDA# 8900052376

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

Call us to obtain an account number.
Return your application with the account number on the application.

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Treasury Prime Money Market Fund
  DDA# 8900403349

* General Municipal Money Market Fund
  DDA# 8900052376

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds


P.O. Box 9268
Boston, MA 02205-8502


Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file.
Proceeds will be wired to your bank.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.



INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian


P.O. Box 9552
Boston, MA 02205-8568


Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian


P.O. Box 9552
Boston, MA 02205-8568


Attn: Institutional Processing


           By Telephone

           ------------

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Treasury Prime Money Market Fund
  DDA# 8900403349

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Trust Company, Custodian


P.O. Box 9552
Boston, MA 02205-8568


Attn: Institutional Processing

      --------------------

The General Municipal Money Market Fund is not recommended for IRAs.

                                                                 Your Investment





For More Information

General Money Market Fund
--------------------------------------
SEC file number:  811-3207

General Treasury Prime Money Market Fund
--------------------------------------
SEC file number:  811-3456

General Municipal Money Market Fund
-------------------------------------
SEC file number:  811-3481

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes a fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies.
A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
GEN-P1201X

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